Condensed Consolidating Guarantor Financial Information - Additional Information (Detail)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
HWF Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of equity interest	100.00%	100.00%	100.00%	100.00%
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of equity interest	100.00%	100.00%	100.00%	100.00%